Subsequent Events (Details) - Subsequent Event [Member] - Class A Ordinary Shares [Member]	Feb. 27, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Ordinary shares | shares	20,750,000
Par value | $ / shares	$ 0.0001
Per share | $ / shares	$ 0.4
Other offering expenses | $	$ 8,300,000
Net proceeds | $	$ 7,563,875